Revenues (Table)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended
	December 31, 2023	December 31, 2022
V2O5 revenues
Produced products	$115,534	$123,529
Purchased products	9,028	3,184
	124,562	126,713
V2O3 revenues
Produced products	$13,788	$8,534
Purchased products	1,155	962
	14,943	9,496
FeV revenues
Produced products	$57,686	$71,025
Purchased products	1,386	22,017
	59,072	93,042

Vanadium sales from contracts with customers	$198,577	$229,251
Iron ore sales from contracts with customers	107	-
	$198,684	$229,251